Cover	9 Months Ended
Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	CAN B CORP
Entity Central Index Key	0001509957
Entity Tax Identification Number	20-3624118
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	960 South Broadway
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Hicksville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11801
City Area Code	(516)
Local Phone Number	595-9544
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	CEO
Entity Address, Address Line Two	960 South Broadway
Entity Address, Address Line Three	Suite 120
Entity Address, City or Town	Hicksville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11801